Leases	12 Months Ended
Dec. 31, 2021
Text Block Abstract [Abstract]
Leases
Note 14—Leases
The Company primarily leases office and laboratory facilities. Lease arrangements contain a range of different terms and conditions and are typically entered into for fixed periods. Generally, the lease terms are between two and eleven years, and in addition, in order to improve flexibility to the Company’s operations, may provide the Company with options to extend the lease, or terminate the lease within the enforceable lease term. In the Company’s current lease portfolio, extension and termination options range between two to five years, in addition to the non-cancellable
periods.
To accommodate the current and future development of the Company, additional leases related to office facilities were entered into in 2021. In 2021, the Company entered into an additional facility lease in Germany with an enforceable lease term of four years. The lease commences in January 2022. At that date an initial lease liability of €2.3 million will be recognized. Refer to Note 21 “Subsequent events” for details regarding one lease entered, subsequent to the reporting date.
Leases Liabilities and Payments
Development in lease liabilities are specified below:

	Beginning of period	Cash payments		Non-cash items			End of period
		Payment of principal portion of liabilities	Payment of interest	Additions	Accretion of interest	Foreign exchange adjustment

	(EUR’000)
Lease liabilities
December 31, 2021	91,975	(6,429)	(1,326)	10,812	3,396	6,533	104,961

December 31, 2020	36,619	(4,781)	(1,209)	64,582	1,617	(4,853)	91,975

The maturity analysis of lease liabilities is disclosed in Note
17
“Financial Risk Management and Financial Instruments” in the section “Liquidity Risk Management”.
Expenses Relating to Leases
The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

	2021	2020	2019

	(EUR’000)
Lease expense
Depreciation	10,963	6,857	5,237
Expenses relating to short term leases and leases of low value assets	186	470	202
Lease interest	3,396	1,617	1,014

Total lease expenses	14,545	8,944	6,453